Reorganization Items (Notes)	12 Months Ended
Dec. 31, 2016
Reorganizations [Abstract]
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]
Reorganization Items, Net
Incremental costs incurred directly as a result of the Bankruptcy Filing, gains on the settlement of liabilities under the Plan and the net impact of fresh start accounting adjustments are classified as “Reorganization items, net” in the Consolidated Statements of Operations. The following table summarizes reorganization items:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Professional fees	$2	$8	$3	$78
DIP Facility financing costs	—	—	—	19
BCA Commitment Premium	—	—	—	30
Net gain on reorganization adjustments	—	—	—	(1,722)
Net gain on fresh start adjustments	—	—	—	(377)
Total	$2	$8	$3	$(1,972)